UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  30 June 2006

Check here if Amendment [ ];                 Amendment Number:
    This Amendment (Check only one):             [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL LLP
                           51 Berkeley Square
                           London, England W1 5BB
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Toby Hampden-Acton

Title:        Chief Administration and Risk Officer

Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

     /s/ Toby Hampden-Acton         London, England          19th July 2006
     ----------------------         ---------------          ------------------
     [Signature]                    [City, State]            [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                      24

Form 13F Information Table Value Total:                      $235,095 (x 1000)



List of Other Included Managers:

                            Thames River Capital LLP

                            Name of Reporting Manager
                           Form 13F Information Table

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

APACHE CORP                     COM             037411105    683      10,000 SH      SOLE    N               10,000
AU OPTRONICS CORP               SPONSORED ADR   002255107    904      63,500 SH      SOLE    N               63,500
BANCO BRADESCO SA               SP ADR PFD NEW  059460303  8,652     278,300 SH      SOLE    N              278,300
CEMEX SA                        SPON ADR 5 ORD  151290889  1,709      30,000 SH      SOLE    N               30,000
CHECK POINT SOFTWARE TECH LT    ODR             M22465104    447      25,400 SH      SOLE    N               25,400
CHINA PETRE & CHEM CORP         SPON ADR H SHS  16941R108  1,717      30,000 SH      SOLE    N               30,000
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209  3,846     160,000 SH      SOLE    N              160,000
FOMENTO ECONOMICO MEX SP        SPON ADR UNITS  344419106  5,065      60,500 SH      SOLE    N               60,500
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206  2,510     130,000 SH      SOLE    N              130,000
ISHARES INC                     MSCI BRAZIL     464286400  1,956      50,000 SH      SOLE    N               50,000
LG.PHILIPS LCD CO LTD           SPONS ADR REP   50186V102    924      51,000 SH      SOLE    N               51,000
MOBILE TELESYSTEMS OJSC         SPONSORED ADR   607409109  6,536     222,000 SH      SOLE    N              222,000
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R109 71,323   1,556,600 SH      SOLE    N            1,556,600
PETROCHINA CO LTD               SPONSORED ADR   71646E100  1,080      10,000 SH      SOLE    N               10,000
POSCO                           SPONSORED ADR   693483109  2,408      36,000 SH      SOLE    N               36,000
SK TELECOM LTD                  SPONSORED ADR   78440P108  3,045     130,000 SH      SOLE    N              130,000
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR   874039100    492      53,560 SH      SOLE    N               53,560
TELEFONOS DE MEXICO             SP ADR ORD L    879403780  1,208      58,000 SH      SOLE    N               58,000
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209 18,101     573,000 SH      SOLE    N              573,000
UNIBANCO-ADR                    ADR             90458E107 84,455   1,272,100 SH      SOLE    N            1,272,100
CHINA MOBILE LIMITED            SPONSORED ADR   16941M109    515      18,000 SH      SOLE    N               18,000
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD    204412100  4,437     215,600 SH      SOLE    N              215,600
EMPRESA NACIONAL DE ELCTRID     SPONSORED ADR   29244T101    686      26,000 SH      SOLE    N               26,000
MAGYAR TELEKOM TELECOMMUNS P    SPONSORED ADR   559776109 12,396     658,300 SH      SOLE    N              658,300
